License Agreements - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2015	Dec. 31, 2014	Sep. 30, 2010	Dec. 31, 2015
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares Issued		1,519,274		2,609,102
Fair value of shares issued		$ 15,366,286		$ 22,566,940
Licensing Agreements [Member] | Merck Transaction [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalties expiration description				The Company's obligation to pay royalties to Merck expires on a country-by-country and product-by-product basis on the later of either the expiration of the last to expire patent assigned to the Company under the agreement, which is estimated to be in December 2016 or the earliest of the tenth anniversary of the first commercial sale of the product.
Milestone payments	$ 1,000,000
Licensing Agreements [Member] | Merck Transaction [Member] | Research and Development [Member] | Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Development milestone payment obligations			$ 27,000,000
Licensing Agreements [Member] | Janssen Transaction [Member] | Research and Development [Member] | Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment obligations		38,000,000
Licensing Agreements [Member] | Janssen Transaction [Member] | Sales [Member] | Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment obligations		$ 65,800,000
Series A Preferred Stock [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares Issued		426,680		426,680
Fair value of shares issued		$ 7,668,451		$ 7,668,451
Series A Preferred Stock [Member] | Licensing Agreements [Member] | Merck Transaction [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares Issued			27,350
Fair value of shares issued			$ 500,000